Financial Instruments - Summary of Consolidated Net Monetary Assets (Liabilities) by Currency (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Monetary assets	$ 3,129	$ 3,188
Monetary liabilities	15,090	15,827
Net monetary assets (liabilities)	(11,961)	(12,639)
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(7,564)	(8,580)
Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,071)	(618)
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,815)	(1,145)
British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(760)	(1,163)
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(751)	(1,133)
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	960	873
Monetary liabilities	1,951	1,644
Net monetary assets (liabilities)	(991)	(771)
Mexico [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	8	(166)
Mexico [member] | Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(999)	(601)
Mexico [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	(4)
United States [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	650	605
Monetary liabilities	2,559	2,701
Net monetary assets (liabilities)	(1,909)	(2,096)
United States [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,909)	(2,096)
South, Central America And Caribbean [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	204	262
Monetary liabilities	519	659
Net monetary assets (liabilities)	(315)	(397)
South, Central America And Caribbean [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(42)	(87)
South, Central America And Caribbean [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	1
South, Central America And Caribbean [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(273)	(311)
Asia, Middle East and Africa [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	1,315	1,255
Monetary liabilities	2,887	3,279
Net monetary assets (liabilities)	(1,572)	(2,024)
Asia, Middle East and Africa [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	12	23
Asia, Middle East and Africa [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(632)	(762)
Asia, Middle East and Africa [member] | British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(931)	(1,191)
Asia, Middle East and Africa [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(21)	(94)
Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	0	193
Monetary liabilities	7,174	7,544
Net monetary assets (liabilities)	(7,174)	(7,351)
Other Operations [Member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(5,633)	(6,254)
Other Operations [Member] | Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(72)	(17)
Other Operations [Member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,183)	(384)
Other Operations [Member] | British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	171	28
Other Operations [Member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	$ (457)	$ (724)